Reporting Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Reporting Segments and Geographic Information [Abstract]
Schedule of revenue disaggregated by geography, based on the billing address of the Company’s
	December 31,
	2021	2020
North America	$14,160	$1,168
Other	908	36
	$15,068	$1,204